REVENUE - Geographic Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of geographical areas [line items]
Revenues	$ 866	$ 908	$ 1,795	$ 1,810
Brazil
Disclosure of geographical areas [line items]
Revenues	353	338	697	690
United Kingdom
Disclosure of geographical areas [line items]
Revenues	199	183	398	353
France
Disclosure of geographical areas [line items]
Revenues	62	78	138	150
Switzerland
Disclosure of geographical areas [line items]
Revenues	67	81	151	151
Singapore
Disclosure of geographical areas [line items]
Revenues	67	91	152	144
China
Disclosure of geographical areas [line items]
Revenues	23	21	53	64
Denmark
Disclosure of geographical areas [line items]
Revenues	33	47	74	87
Hong Kong
Disclosure of geographical areas [line items]
Revenues	17	20	36	38
Germany
Disclosure of geographical areas [line items]
Revenues	6	12	15	24
United States
Disclosure of geographical areas [line items]
Revenues	10	12	22	24
Other
Disclosure of geographical areas [line items]
Revenues	$ 29	$ 25	$ 59	$ 85